Statement of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 8,756	$ 343,426	$ 4	$ (334,674)
Beginning Balance, Shares at Dec. 31, 2008		55,029,384
Issuance of common stock in a public/private offering, net of issuance costs	3,927	3,927
Issuance of common stock in a public/private offering, net of issuance costs, shares		44,663,071
Issuance of common stock under the employee stock purchase plan	45	45
Issuance of common stock under the employee stock purchase plan, shares		371,036
Stock-based compensation	873	873
Issuance of restricted stock awards, shares		2,418,250
Reversal of restricted stock award due to forfeiture, shares		(100,625)
Comprehensive loss:
Net loss	(13,772)			(13,772)
Unrealized loss on available-for-sale investments	(2)		(2)
Total comprehensive loss	(13,774)
Ending Balance at Dec. 31, 2009	(173)	348,271	2	(348,446)
Ending Balance, Shares at Dec. 31, 2009		102,381,116
Issuance of common stock in a public/private offering, net of issuance costs	4,553	4,553
Issuance of common stock in a public/private offering, net of issuance costs, shares		42,229,726
Issuance of common stock to Novo Nordisk, for extinguishment of debt, net of issuance costs	4,680	4,680
Issuance of common stock to Novo Nordisk, for extinguishment of debt, net of issuance costs, shares		26,000,000
Issuance of common stock under the employee stock purchase plan	61	61
Issuance of common stock under the employee stock purchase plan, shares		498,870
Stock-based compensation	859	859
Issuance of restricted stock awards, shares		1,824,523
Reversal of restricted stock award due to forfeiture, shares		(630,000)
Comprehensive loss:
Net loss	(5,379)			(5,379)
Unrealized loss on available-for-sale investments	(2)		(2)
Total comprehensive loss	(5,381)
Ending Balance at Dec. 31, 2010	$ 4,599	$ 358,424	$ 0	$ (353,825)
Ending Balance, Shares at Dec. 31, 2010		172,304,235